Fair Value Measurements, Derivative Instruments and Hedging Activities - Estimated Fair Value and Basis of Valuation of Financial Instrument Assets And (Liabilities) Measured at Fair Value on Recurring Basis (Details) - USD ($)
$ in Millions
	Nov. 30, 2016	Nov. 30, 2015
Assets
Derivative financial instruments	$ 15	$ 73
Liabilities
Derivative financial instruments	434	669
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1
Assets
Total	459	875
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Money market funds
Assets
Cash equivalents	347	748
Restricted cash	19	22
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Marketable securities held in rabbi trusts
Assets
Investments	93	105
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2
Assets
Total	19	37
Liabilities
Total	434	625
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Marketable securities held in rabbi trusts
Assets
Investments	4	8
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Assets
Derivative financial instruments	15	29
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Liabilities
Derivative financial instruments	434	625
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3
Assets
Total	21	21
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3 | Short-term investments
Assets
Investments	$ 21
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3 | Long-term other assets
Assets
Long-term other assets		$ 21